Concentration and risk (Schedule of Risk Concentration) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	45.00%		95.00%		99.00%
Sales [Member] | Game One [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.00%		42.00%			[1]
Sales [Member] | Game Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	33.00%		60.00%
Sales [Member] | Game Three [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.00%		11.00%			[1]
Sales [Member] | Game Four [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]		[1]	20.00%
Sales [Member] | Game Five [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]		[1]	12.00%
Mobile telecom operator 1 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	30.00%		60.00%
Mobile telecom operator 2 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	20.00%
Mobile telecom operator 3 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	17.00%

[1]	Less than 10%